Investments in associates - Reconciliation of the financial information to the carrying value of its interests in the associates (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
BNP Paribas Cardif Life Insurance
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 243,378		₩ 243,101
Proportion of ownership interest in associate		14.99%		14.99%
Interests in the net assets (A*B)		₩ 36,482		₩ 36,441
Intra-group transactions		(5)		(5)
Others reconciliations		0		0
Investments in associates		36,477		36,436
Shinhan-Neoplux Energy Newbiz Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 41,130		₩ 46,152
Proportion of ownership interest in associate		31.66%		31.66%
Interests in the net assets (A*B)		₩ 13,022		₩ 14,612
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		13,022		14,612
Shinhan-Albatross Tech Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 11,331		₩ 17,346
Proportion of ownership interest in associate		50.00%		50.00%
Interests in the net assets (A*B)		₩ 5,666		₩ 8,672
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		5,666		8,672
VOGO Debt Strategy Qualified IV Private
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 9,189		₩ 18,565
Proportion of ownership interest in associate		20.00%		20.00%
Interests in the net assets (A*B)		₩ 1,838		₩ 3,713
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		1,838		3,713
Shinhan-Midas Donga Secondary Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 3,417		₩ 6,304
Proportion of ownership interest in associate		50.00%		50.00%
Interests in the net assets (A*B)		₩ 1,709		₩ 3,152
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		1,709		3,152
ShinHan – Soo Young Entrepreneur Investment Fund No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 7,266		₩ 14,087
Proportion of ownership interest in associate		24.00%		24.00%
Interests in the net assets (A*B)		₩ 1,744		₩ 3,381
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		1,744		3,381
Shinhan Praxis K-Growth Global Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 26,080		₩ 26,081
Proportion of ownership interest in associate		14.15%		14.15%
Interests in the net assets (A*B)		₩ 3,690		₩ 3,690
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		3,690		3,690
Kiwoom Milestone Professional Private Real Estate Trust 19
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ (36,819)	[1]	₩ (39,013)	[2]
Proportion of ownership interest in associate		50.00%	[1]	50.00%	[2]
Interests in the net assets (A*B)		₩ (18,409)	[1]	₩ (19,506)	[2]
Intra-group transactions		0	[1]	0	[2]
Others reconciliations		18,409	[1]	19,506	[2]
Investments in associates		0	[1]	0	[2]
Shinhan Global Healthcare Fund 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ (3,469)	[1]	₩ (4,886)	[2]
Proportion of ownership interest in associate		4.41%	[1]	3.13%	[2]
Interests in the net assets (A*B)		₩ (153)	[1]	₩ (153)	[2]
Intra-group transactions		0	[1]	0	[2]
Others reconciliations		153	[1]	153	[2]
Investments in associates		0	[1]	0	[2]
KB NA Hickory Private Special Asset Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 46,649
Proportion of ownership interest in associate				37.50%
Interests in the net assets (A*B)				₩ 17,493
Intra-group transactions				0
Others reconciliations				0
Investments in associates				17,493
Koramco Europe Core Private Placement Real Estate Fund No.2-2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 12,325		₩ 15,481
Proportion of ownership interest in associate		44.02%		44.02%
Interests in the net assets (A*B)		₩ 5,426		₩ 6,815
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		5,426		6,815
KDBC-Midas Dong-A Global contents Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 11,354
Proportion of ownership interest in associate				23.26%
Interests in the net assets (A*B)				₩ 2,640
Intra-group transactions				0
Others reconciliations				0
Investments in associates				2,640
Shinhan-Nvestor Liquidity Solution Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 14,964		₩ 20,571
Proportion of ownership interest in associate		24.92%		24.92%
Interests in the net assets (A*B)		₩ 3,729		₩ 5,126
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		3,729		5,126
Shinhan AIM FoF Fund 1-A
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 2		₩ 39,214
Proportion of ownership interest in associate		25.00%		25.00%
Interests in the net assets (A*B)		₩ 1		₩ 9,804
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		1		9,804
IGIS Global Credit Fund 150-1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 3,973		₩ 19,954
Proportion of ownership interest in associate		25.00%		25.00%
Interests in the net assets (A*B)		₩ 993		₩ 4,989
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		993		4,989
Genesis North America Power Company No.1 PEF
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 13,846		₩ 15,514
Proportion of ownership interest in associate		43.84%		43.84%
Interests in the net assets (A*B)		₩ 6,071		₩ 6,802
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		6,071		6,802
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 40,294
Proportion of ownership interest in associate				23.33%
Interests in the net assets (A*B)				₩ 9,402
Intra-group transactions				0
Others reconciliations				0
Investments in associates				9,402
Korea Finance Security Co., Ltd.
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 25,812		₩ 23,754
Proportion of ownership interest in associate		14.91%		14.91%
Interests in the net assets (A*B)		₩ 3,849		₩ 3,542
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		3,849		3,542
MIEL Co., Ltd.
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	[3]	₩ (142)		₩ (142)
Proportion of ownership interest in associate	[3]	28.77%		28.77%
Interests in the net assets (A*B)	[3]	₩ (41)		₩ (41)
Intra-group transactions	[3]	0		0
Others reconciliations	[3]	41		41
Investments in associates	[3]	0		0
AIP Transportation Specialized Privately Placed Fund Trust #1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 175,703		₩ 164,607
Proportion of ownership interest in associate		35.73%		35.73%
Interests in the net assets (A*B)		₩ 62,771		₩ 58,807
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		62,771		58,807
Kiwoom-Shinhan Innovation Fund I
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 15,508		₩ 15,957
Proportion of ownership interest in associate		50.00%		50.00%
Interests in the net assets (A*B)		₩ 7,754		₩ 7,979
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		7,754		7,979
Samchully Midstream Private Placement Special Asset Fund 5-4
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 83,873		₩ 94,762
Proportion of ownership interest in associate		41.67%		41.67%
Interests in the net assets (A*B)		₩ 34,947		₩ 39,484
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		34,947		39,484
MK Ventures-K Clavis Growth Capital Venture Fund 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 7		₩ 10
Proportion of ownership interest in associate		26.67%		26.67%
Interests in the net assets (A*B)		₩ 2		₩ 3
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		2		3
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 53,479		₩ 59,022
Proportion of ownership interest in associate		60.00%		60.00%
Interests in the net assets (A*B)		₩ 32,087		₩ 35,413
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		32,087		35,413
Milestone Private Real Estate Fund 3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 66,361		₩ 59,637
Proportion of ownership interest in associate		32.06%		32.06%
Interests in the net assets (A*B)		₩ 21,276		₩ 19,120
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		21,276		19,120
Nomura-Rifa Private Real Estate Investment Trust 31
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 19,437		₩ 20,258
Proportion of ownership interest in associate		31.31%		31.31%
Interests in the net assets (A*B)		₩ 6,086		₩ 6,343
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		6,086		6,343
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 11,839
Proportion of ownership interest in associate				21.27%
Interests in the net assets (A*B)				₩ 2,518
Intra-group transactions				0
Others reconciliations				0
Investments in associates				2,518
FuturePlay-Shinhan TechInnovation Fund 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 12,604		₩ 11,570
Proportion of ownership interest in associate		50.00%		50.00%
Interests in the net assets (A*B)		₩ 6,302		₩ 5,785
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		6,302		5,785
Stonebridge Corporate 1st Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 9,015
Proportion of ownership interest in associate				44.12%
Interests in the net assets (A*B)				₩ 3,977
Intra-group transactions				0
Others reconciliations				0
Investments in associates				3,977
Vogo Realty Partners Private Real Estate Fund V
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 47,464		₩ 49,278
Proportion of ownership interest in associate		21.64%		21.64%
Interests in the net assets (A*B)		₩ 10,271		₩ 10,662
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		10,271		10,662
Korea Credit Bureau
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 112,649		₩ 84,159
Proportion of ownership interest in associate		9.00%		9.00%
Interests in the net assets (A*B)		₩ 10,138		₩ 7,574
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		10,138		7,574
Goduck Gangil1 PFV Co., Ltd.
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 6,069		₩ 9,252
Proportion of ownership interest in associate		1.04%		1.04%
Interests in the net assets (A*B)		₩ 63		₩ 96
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		63		96
SBC PFV Co., Ltd.
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	[4]	₩ 179,777		₩ 190,424
Proportion of ownership interest in associate	[4]	25.00%		25.00%
Interests in the net assets (A*B)	[4]	₩ 44,944		₩ 47,606
Intra-group transactions	[4]	0		0
Others reconciliations	[4]	(9,990)		(9,990)
Investments in associates	[4]	34,954		37,616
NH-amundi global infra private fund 16
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 55,599		₩ 65,935
Proportion of ownership interest in associate		50.00%		50.00%
Interests in the net assets (A*B)		₩ 27,800		₩ 32,968
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		27,800		32,968
SH BNCT Professional Investment Type Private Special Asset Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 284,142		₩ 311,321
Proportion of ownership interest in associate		72.50%		72.50%
Interests in the net assets (A*B)		₩ 206,003		₩ 225,708
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		206,003		225,708
Sparklabs-Shinhan Opportunity Fund 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 5,505
Proportion of ownership interest in associate				49.50%
Interests in the net assets (A*B)				₩ 2,725
Intra-group transactions				0
Others reconciliations				0
Investments in associates				2,725
IGIS Real-estate Private Investment Trust No.33
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 27,972		₩ 38,261
Proportion of ownership interest in associate		24.18%		40.86%
Interests in the net assets (A*B)		₩ 6,764		₩ 15,632
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		6,764		15,632
Goduck Gangil10 PFV Co., Ltd.
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 30,978
Proportion of ownership interest in associate				19.90%
Interests in the net assets (A*B)				₩ 6,165
Intra-group transactions				0
Others reconciliations				0
Investments in associates				6,165
Fidelis Global Private Real Estate Trust No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 691		₩ 691
Proportion of ownership interest in associate		79.63%		79.63%
Interests in the net assets (A*B)		₩ 551		₩ 551
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		551		551
AIP EURO PRIVATE REAL ESTATE TRUST No. 12
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 58,718		₩ 85,868
Proportion of ownership interest in associate		28.70%		28.70%
Interests in the net assets (A*B)		₩ 16,852		₩ 24,644
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		16,852		24,644
Shinhan Global Healthcare Fund 2 [Member]
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ (152)	[1]	₩ (152)	[2]
Proportion of ownership interest in associate		13.68%	[1]	13.68%	[2]
Interests in the net assets (A*B)		₩ (21)	[1]	₩ (21)	[2]
Intra-group transactions		0	[1]	0	[2]
Others reconciliations		21	[1]	21	[2]
Investments in associates		0	[1]	0	[2]
Shinhan AIM Real Estate Fund No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 5,180
Proportion of ownership interest in associate				30.00%
Interests in the net assets (A*B)				₩ 1,554
Intra-group transactions				0
Others reconciliations				0
Investments in associates				1,554
Shinhan AIM Real Estate Fund No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 30,954		₩ 13,727
Proportion of ownership interest in associate		21.01%		21.01%
Interests in the net assets (A*B)		₩ 6,504		₩ 2,884
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		6,504		2,884
SH Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 178,354		₩ 179,344
Proportion of ownership interest in associate		22.02%		22.02%
Interests in the net assets (A*B)		₩ 39,273		₩ 39,491
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		39,273		39,491
SH Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 67,769		₩ 75,185
Proportion of ownership interest in associate		29.19%		29.19%
Interests in the net assets (A*B)		₩ 19,782		₩ 21,947
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		19,782		21,947
SH Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 21,940		₩ 22,077
Proportion of ownership interest in associate		71.43%		71.43%
Interests in the net assets (A*B)		₩ 15,672		₩ 15,770
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		15,672		15,770
Korea Omega-Shinhan Project Fund I
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 10,725		₩ 38,945
Proportion of ownership interest in associate		50.00%		50.00%
Interests in the net assets (A*B)		₩ 5,363		₩ 19,473
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		5,363		19,473
Samsung SRA Real Estate Professional Private 45
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 116,124		₩ 121,103
Proportion of ownership interest in associate		25.00%		25.00%
Interests in the net assets (A*B)		₩ 29,031		₩ 30,276
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		29,031		30,276
IBK Global New Renewable Energy Special Asset Professional Private2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 96,767		₩ 114,189
Proportion of ownership interest in associate		28.98%		28.98%
Interests in the net assets (A*B)		₩ 28,048		₩ 33,098
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		28,048		33,098
VS Cornerstone Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 7,831
Proportion of ownership interest in associate				41.18%
Interests in the net assets (A*B)				₩ 3,225
Intra-group transactions				0
Others reconciliations				0
Investments in associates				3,225
NH-Amundi US Infrastructure Private Fund2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 2,099
Proportion of ownership interest in associate				25.91%
Interests in the net assets (A*B)				₩ 544
Intra-group transactions				0
Others reconciliations				0
Investments in associates				544
Kakao-Shinhan 1st TNYT Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 48,963		₩ 48,697
Proportion of ownership interest in associate		48.62%		48.62%
Interests in the net assets (A*B)		₩ 23,806		₩ 23,678
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		23,806		23,678
Pacific Private Placement Real Estate Fund No. 40
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 77,039		₩ 46,996
Proportion of ownership interest in associate		24.73%		24.73%
Interests in the net assets (A*B)		₩ 19,052		₩ 11,623
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		19,052		11,623
Mastern Private Real Estate Loan Fund No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 3,963
Proportion of ownership interest in associate				33.57%
Interests in the net assets (A*B)				₩ 1,330
Intra-group transactions				0
Others reconciliations				0
Investments in associates				1,330
LB Scotland Amazon Fulfillment Center Fund 29
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 35,288		₩ 28,996
Proportion of ownership interest in associate		65.00%		65.00%
Interests in the net assets (A*B)		₩ 22,937		₩ 18,848
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		22,937		18,848
JR AMC Hungary Budapest Office Fund 16
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 41,173		₩ 40,488
Proportion of ownership interest in associate		34.87%		32.57%
Interests in the net assets (A*B)		₩ 14,357		₩ 13,187
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		14,357		13,187
EDNCENTRAL Co.,Ltd
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	[1]			₩ (77,934)
Proportion of ownership interest in associate	[1]			13.47%
Interests in the net assets (A*B)	[1]			₩ (10,495)
Intra-group transactions	[1]			0
Others reconciliations	[1]			10,495
Investments in associates	[1]			0
Gyeonggi-Neoplux Superman Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 19,336		₩ 19,014
Proportion of ownership interest in associate		21.76%		21.76%
Interests in the net assets (A*B)		₩ 4,208		₩ 4,138
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		4,208		4,138
NewWave 6th Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 32,786		₩ 35,694
Proportion of ownership interest in associate		30.00%		30.00%
Interests in the net assets (A*B)		₩ 9,836		₩ 10,708
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		9,836		10,708
Neoplux No. 3 Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 102,085		₩ 121,523
Proportion of ownership interest in associate		10.00%		10.00%
Interests in the net assets (A*B)		₩ 10,209		₩ 12,152
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		10,209		12,152
PCC Amberstone Private Equity Fund I
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 36,997		₩ 67,099
Proportion of ownership interest in associate		21.67%		21.67%
Interests in the net assets (A*B)		₩ 8,017		₩ 14,540
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		8,017		14,540
KIAMCO POWERLOAN TRUST 4TH
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 98,800		₩ 102,818
Proportion of ownership interest in associate		47.37%		47.37%
Interests in the net assets (A*B)		₩ 46,800		₩ 48,703
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		46,800		48,703
Mastern Opportunity Seeking Real Estate Fund II
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 5,738		₩ 23,725
Proportion of ownership interest in associate		20.00%		22.22%
Interests in the net assets (A*B)		₩ 1,148		₩ 5,272
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		1,148		5,272
Neoplux Market-Frontier Secondary Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 28,177		₩ 41,421
Proportion of ownership interest in associate		19.74%		19.74%
Interests in the net assets (A*B)		₩ 5,562		₩ 8,175
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		5,562		8,175
Synergy Green New Deal 1st New Technology Business Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 38,542
Proportion of ownership interest in associate				28.17%
Interests in the net assets (A*B)				₩ 10,857
Intra-group transactions				0
Others reconciliations				0
Investments in associates				10,857
KIAMCO Vietnam Solar Special Asset Private Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 13,803		₩ 14,205
Proportion of ownership interest in associate		50.00%		50.00%
Interests in the net assets (A*B)		₩ 6,902		₩ 7,103
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		6,902		7,103
SHINHAN-NEO Core Industrial Technology Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 14,272		₩ 16,304
Proportion of ownership interest in associate		49.75%		49.75%
Interests in the net assets (A*B)		₩ 7,100		₩ 8,111
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		7,100		8,111
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 67,195		₩ 72,365
Proportion of ownership interest in associate		30.00%		30.00%
Interests in the net assets (A*B)		₩ 20,158		₩ 21,710
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		20,158		21,710
Eum Private Equity Fund No.7
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 45,404		₩ 43,604
Proportion of ownership interest in associate		21.00%		21.00%
Interests in the net assets (A*B)		₩ 9,534		₩ 9,156
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		9,534		9,156
Kiwoom Hero No.4 Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 19,934
Proportion of ownership interest in associate				21.05%
Interests in the net assets (A*B)				₩ 4,197
Intra-group transactions				0
Others reconciliations				0
Investments in associates				4,197
AJ-KOSNET Semicon One Venture Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 14,228		₩ 14,454
Proportion of ownership interest in associate		22.22%		22.22%
Interests in the net assets (A*B)		₩ 3,161		₩ 3,212
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		3,161		3,212
Timefolio The Venture-V second
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 6,586
Proportion of ownership interest in associate				20.73%
Interests in the net assets (A*B)				₩ 1,365
Intra-group transactions				0
Others reconciliations				0
Investments in associates				1,365
Shinhan Smilegate Global PEF I
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 27,323
Proportion of ownership interest in associate				14.21%
Interests in the net assets (A*B)				₩ 3,882
Intra-group transactions				0
Others reconciliations				0
Investments in associates				3,882
Genesis Eco No.1 PEF
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 30,240		₩ 38,185
Proportion of ownership interest in associate		29.01%		29.01%
Interests in the net assets (A*B)		₩ 8,772		₩ 11,077
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		8,772		11,077
SHINHAN-NEO Market-Frontier 2nd Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 57,654		₩ 64,400
Proportion of ownership interest in associate		42.70%		42.70%
Interests in the net assets (A*B)		₩ 24,618		₩ 27,499
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		24,618		27,499
J& Moorim Jade Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 21,508
Proportion of ownership interest in associate				24.89%
Interests in the net assets (A*B)				₩ 5,353
Intra-group transactions				0
Others reconciliations				0
Investments in associates				5,353
Ulmus SHC innovation investment fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 23,322		₩ 17,910
Proportion of ownership interest in associate		24.04%		24.04%
Interests in the net assets (A*B)		₩ 5,607		₩ 4,305
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		5,607		4,305
T Core Industrial Technology 1st Venture PEF
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 9,712		₩ 9,518
Proportion of ownership interest in associate		31.47%		31.47%
Interests in the net assets (A*B)		₩ 3,056		₩ 2,995
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		3,056		2,995
TI First Property Private Investment Trust 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 2,251		₩ 7,755
Proportion of ownership interest in associate		40.00%		40.00%
Interests in the net assets (A*B)		₩ 900		₩ 3,102
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		900		3,102
Kiwoom-Shinhan Innovation Fund 2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 29,582		₩ 23,862
Proportion of ownership interest in associate		42.86%		42.86%
Interests in the net assets (A*B)		₩ 12,679		₩ 10,227
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		12,679		10,227
ETRI Holdings-Shinhan 1st Unicorn Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 8,247		₩ 9,391
Proportion of ownership interest in associate		50.00%		50.00%
Interests in the net assets (A*B)		₩ 4,124		₩ 4,696
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		4,124		4,696
SJ ESG Innovative Growth Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 10,902
Proportion of ownership interest in associate				28.57%
Interests in the net assets (A*B)				₩ 3,115
Intra-group transactions				0
Others reconciliations				0
Investments in associates				3,115
AVES 1st Corporate Recovery Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 5,904		₩ 5,937
Proportion of ownership interest in associate		76.19%		76.19%
Interests in the net assets (A*B)		₩ 4,498		₩ 4,523
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		4,498		4,523
Reverent-Shinhan Vista Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 28,061		₩ 25,415
Proportion of ownership interest in associate		13.41%		13.41%
Interests in the net assets (A*B)		₩ 3,763		₩ 3,409
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		3,763		3,409
JS Shinhan Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 162,653		₩ 165,747
Proportion of ownership interest in associate		3.85%		3.85%
Interests in the net assets (A*B)		₩ 6,262		₩ 6,381
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		6,262		6,381
Meta TB ESG Private Equity Fund I
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 20,410		₩ 20,742
Proportion of ownership interest in associate		27.40%		27.40%
Interests in the net assets (A*B)		₩ 5,592		₩ 5,683
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		5,592		5,683
Shinhan VC tomorrow venture fund 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 258,789		₩ 178,267
Proportion of ownership interest in associate		39.62%		39.62%
Interests in the net assets (A*B)		₩ 102,540		₩ 70,633
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		102,540		70,633
H-IOTA Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 37,789
Proportion of ownership interest in associate				24.81%
Interests in the net assets (A*B)				₩ 9,377
Intra-group transactions				0
Others reconciliations				0
Investments in associates				9,377
Stonebridge-Shinhan Unicorn Secondary Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 50,298		₩ 52,230
Proportion of ownership interest in associate		26.01%		26.01%
Interests in the net assets (A*B)		₩ 13,082		₩ 13,587
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		13,082		13,587
Tres-Yujin Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 26,291		₩ 26,062
Proportion of ownership interest in associate		50.00%		50.00%
Interests in the net assets (A*B)		₩ 13,146		₩ 13,031
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		13,146		13,031
Shinhan-Time mezzanine blind Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 32,851
Proportion of ownership interest in associate				50.00%
Interests in the net assets (A*B)				₩ 16,426
Intra-group transactions				0
Others reconciliations				0
Investments in associates				16,426
Capstone REITs No.26
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 10,137		₩ 10,738
Proportion of ownership interest in associate		50.00%		50.00%
Interests in the net assets (A*B)		₩ 5,069		₩ 5,369
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		5,069		5,369
JB Incheon-Bucheon REITS No.54
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 14,718		₩ 12,634
Proportion of ownership interest in associate		39.31%		39.31%
Interests in the net assets (A*B)		₩ 5,785		₩ 4,967
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		5,785		4,967
Hankook Smart Real Asset Investment Trust No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 6,249		₩ 18,017
Proportion of ownership interest in associate		33.33%		33.33%
Interests in the net assets (A*B)		₩ 2,083		₩ 6,006
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		2,083		6,006
JB Hwaseong-Hadong REITs No.53
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 2,556		₩ 16,029
Proportion of ownership interest in associate		31.03%		31.03%
Interests in the net assets (A*B)		₩ 793		₩ 4,974
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		793		4,974
KB Oaktree Trust No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 27,944		₩ 29,665
Proportion of ownership interest in associate		33.33%		33.33%
Interests in the net assets (A*B)		₩ 9,314		₩ 9,888
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		9,314		9,888
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 106,115		₩ 177,590
Proportion of ownership interest in associate		29.73%		29.73%
Interests in the net assets (A*B)		₩ 31,548		₩ 52,797
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		31,548		52,797
Shinhan JigaeNamsan Road Private Special Asset Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 162,157		₩ 159,538
Proportion of ownership interest in associate		24.85%		24.85%
Interests in the net assets (A*B)		₩ 40,296		₩ 39,645
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		40,296		39,645
KB Distribution Private Real Estate 3-1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ (98)	[1]	₩ 64,211
Proportion of ownership interest in associate		37.50%	[1]	37.50%
Interests in the net assets (A*B)		₩ (37)	[1]	₩ 24,079
Intra-group transactions		0	[1]	0
Others reconciliations		37	[1]	0
Investments in associates		0	[1]	24,079
Pacific Private Investment Trust No.49-1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 46,264		₩ 35,317
Proportion of ownership interest in associate		79.28%		79.28%
Interests in the net assets (A*B)		₩ 36,678		₩ 28,000
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		36,678		28,000
KIWOOM Real estate private placement fund for normal investors No. 31
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ (73)	[1]	₩ 13,386
Proportion of ownership interest in associate		60.00%	[1]	60.00%
Interests in the net assets (A*B)		₩ (44)	[1]	₩ 8,032
Intra-group transactions		0	[1]	0
Others reconciliations		44	[1]	0
Investments in associates		0	[1]	8,032
RIFA Real estate private placement fund for normal investors No. 51
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ (28)	[1]	₩ 13,428
Proportion of ownership interest in associate		40.00%	[1]	40.00%
Interests in the net assets (A*B)		₩ (11)	[1]	₩ 5,371
Intra-group transactions		0	[1]	0
Others reconciliations		11	[1]	0
Investments in associates		0	[1]	5,371
Shinhan-Kunicorn first Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 20,102		₩ 24,596
Proportion of ownership interest in associate		38.31%		38.31%
Interests in the net assets (A*B)		₩ 7,701		₩ 9,424
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		7,701		9,424
Shinhan-Quantum Startup Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 11,281		₩ 11,519
Proportion of ownership interest in associate		49.18%		49.18%
Interests in the net assets (A*B)		₩ 5,548		₩ 5,665
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		5,548		5,665
Shinhan Simone Fund I
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 3,890		₩ 8,898
Proportion of ownership interest in associate		38.46%		38.46%
Interests in the net assets (A*B)		₩ 1,496		₩ 3,422
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		1,496		3,422
Korea Investment develop seed Trust No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 26,825		₩ 25,362
Proportion of ownership interest in associate		40.00%		40.00%
Interests in the net assets (A*B)		₩ 10,730		₩ 10,145
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		10,730		10,145
Tiger Green Alpha Trust No.29
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 31,492
Proportion of ownership interest in associate				95.24%
Interests in the net assets (A*B)				₩ 29,992
Intra-group transactions				0
Others reconciliations				0
Investments in associates				29,992
STIC ALT Global II Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 45,046		₩ 45,269
Proportion of ownership interest in associate		21.74%		21.74%
Interests in the net assets (A*B)		₩ 9,793		₩ 9,841
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		9,793		9,841
DDI LVC Master Real Estate Investment Trust Co., Ltd.
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	[5]	₩ 30,982		₩ 38,586
Proportion of ownership interest in associate	[5]	15.00%		15.00%
Interests in the net assets (A*B)	[5]	₩ 4,647		₩ 5,788
Intra-group transactions	[5]	0		0
Others reconciliations	[5]	12		12
Investments in associates	[5]	4,659		5,800
Find-Green New Deal 2nd Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 20,937		₩ 19,154
Proportion of ownership interest in associate		22.57%		22.57%
Interests in the net assets (A*B)		₩ 4,726		₩ 4,324
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		4,726		4,324
ShinhanFitrin 1st Technology Business Investment Association
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 24,332		₩ 26,175
Proportion of ownership interest in associate		16.17%		16.17%
Interests in the net assets (A*B)		₩ 3,934		₩ 4,232
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		3,934		4,232
Koramco Private Real Estate Fund 143
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 26,706		₩ 22,011
Proportion of ownership interest in associate		30.30%		30.30%
Interests in the net assets (A*B)		₩ 8,092		₩ 6,669
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		8,092		6,669
Korea Investment Top Mezzanine Private Real Estate Trust No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 13,680		₩ 44,440
Proportion of ownership interest in associate		22.22%		22.22%
Interests in the net assets (A*B)		₩ 3,040		₩ 9,876
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		3,040		9,876
LB YoungNam Logistics Private Trust No.40
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 38,847		₩ 38,500
Proportion of ownership interest in associate		25.00%		25.00%
Interests in the net assets (A*B)		₩ 9,712		₩ 9,625
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		9,712		9,625
Shinhan-Cognitive Start-up Fund L.P.
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 12,656		₩ 12,844
Proportion of ownership interest in associate		32.77%		32.77%
Interests in the net assets (A*B)		₩ 4,147		₩ 4,209
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		4,147		4,209
Cornerstone J&M Fund I
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 12,802
Proportion of ownership interest in associate				26.67%
Interests in the net assets (A*B)				₩ 3,414
Intra-group transactions				0
Others reconciliations				0
Investments in associates				3,414
Logisvalley Shinhan REIT Co., Ltd.
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	[5]	₩ 22,605		₩ 23,314
Proportion of ownership interest in associate	[5]	20.27%		20.27%
Interests in the net assets (A*B)	[5]	₩ 4,582		₩ 4,726
Intra-group transactions	[5]	0		0
Others reconciliations	[5]	(1,337)		(1,337)
Investments in associates	[5]	3,245		3,389
Shinhan-G.N.Tech Smart Innovation Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 21,948		₩ 26,008
Proportion of ownership interest in associate		50.00%		50.00%
Interests in the net assets (A*B)		₩ 10,974		₩ 13,004
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		10,974		13,004
Shinhan-Gene and New Normal First Mover Venture Investment Equity Fund 1st
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 16,384		₩ 13,516
Proportion of ownership interest in associate		50.00%		50.00%
Interests in the net assets (A*B)		₩ 8,192		₩ 6,758
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		8,192		6,758
Korea Investment Green Newdeal Infra Trust No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 62,350		₩ 57,542
Proportion of ownership interest in associate		27.97%		27.97%
Interests in the net assets (A*B)		₩ 17,439		₩ 16,096
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		17,439		16,096
BTS 2nd Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 42,069		₩ 39,075
Proportion of ownership interest in associate		26.00%		26.00%
Interests in the net assets (A*B)		₩ 10,938		₩ 10,159
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		10,938		10,159
NH-J&-IBKC Label Technology Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 29,778		₩ 34,686
Proportion of ownership interest in associate		27.81%		27.81%
Interests in the net assets (A*B)		₩ 8,281		₩ 9,646
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		8,281		9,646
Hanyang Time Mezzanine Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 8,790
Proportion of ownership interest in associate				28.57%
Interests in the net assets (A*B)				₩ 2,511
Intra-group transactions				0
Others reconciliations				0
Investments in associates				2,511
Shinhan-Sneak Peek Bio&Healthcare Bounce Back Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 7,905		₩ 7,831
Proportion of ownership interest in associate		50.00%		50.00%
Interests in the net assets (A*B)		₩ 3,953		₩ 3,916
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		3,953		3,916
Shinhan-isquare Venture PEF 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 8,254		₩ 10,592
Proportion of ownership interest in associate		40.00%		40.00%
Interests in the net assets (A*B)		₩ 3,301		₩ 4,237
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		3,301		4,237
Capstone Develop Frontier Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 37,563
Proportion of ownership interest in associate				21.43%
Interests in the net assets (A*B)				₩ 8,049
Intra-group transactions				0
Others reconciliations				0
Investments in associates				8,049
Nextrade Co., Ltd
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 121,250
Proportion of ownership interest in associate				8.00%
Interests in the net assets (A*B)				₩ 9,700
Intra-group transactions				0
Others reconciliations				0
Investments in associates				9,700
IBKC-Behigh Fund 1st
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 10,414		₩ 10,629
Proportion of ownership interest in associate		29.73%		29.73%
Interests in the net assets (A*B)		₩ 3,096		₩ 3,160
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		3,096		3,160
ON No.1 Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 19,991
Proportion of ownership interest in associate				28.57%
Interests in the net assets (A*B)				₩ 5,712
Intra-group transactions				0
Others reconciliations				0
Investments in associates				5,712
Digital New Deal Kappa Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 19,178
Proportion of ownership interest in associate				24.75%
Interests in the net assets (A*B)				₩ 4,747
Intra-group transactions				0
Others reconciliations				0
Investments in associates				4,747
IBKCJS New Technology Fund No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 8,901
Proportion of ownership interest in associate				29.41%
Interests in the net assets (A*B)				₩ 2,618
Intra-group transactions				0
Others reconciliations				0
Investments in associates				2,618
DS-Shinhan-JBWoori New Media New Technology Investment Fund No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 34,374		₩ 46,301
Proportion of ownership interest in associate		20.83%		20.83%
Interests in the net assets (A*B)		₩ 7,160		₩ 9,646
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		7,160		9,646
VOGO Debt Strategy General Private Real Estate Investment Trust No. 18
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 35,537		₩ 39,634
Proportion of ownership interest in associate		28.57%		28.57%
Interests in the net assets (A*B)		₩ 10,153		₩ 11,324
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		10,153		11,324
Koramco IPO REITS Mezzanine General Private Investment Trust No. 38
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 4,710		₩ 4,371
Proportion of ownership interest in associate		75.00%		75.00%
Interests in the net assets (A*B)		₩ 3,533		₩ 3,278
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		3,533		3,278
TogetherKorea Private Investment Trust No. 6
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 5,541		₩ 5,424
Proportion of ownership interest in associate		99.98%		99.98%
Interests in the net assets (A*B)		₩ 5,540		₩ 5,423
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		5,540		5,423
TogetherKorea Private Investment Trust No. 7
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 5,541		₩ 5,424
Proportion of ownership interest in associate		99.98%		99.98%
Interests in the net assets (A*B)		₩ 5,540		₩ 5,423
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		5,540		5,423
Kiwoom Core Industrial Technology Investment Fund No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 12,014		₩ 12,139
Proportion of ownership interest in associate		34.75%		34.75%
Interests in the net assets (A*B)		₩ 4,175		₩ 4,219
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		4,175		4,219
Penture K-Content Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 81,282		₩ 57,216
Proportion of ownership interest in associate		19.78%		19.78%
Interests in the net assets (A*B)		₩ 16,080		₩ 11,319
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		16,080		11,319
2023 Shinhan-JB Woori-Daeshin Listed Companies New Technology Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 35,776		₩ 44,894
Proportion of ownership interest in associate		30.00%		30.00%
Interests in the net assets (A*B)		₩ 10,733		₩ 13,468
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		10,733		13,468
Hana Alternative Investment Kosmes PCBO General PEF No. 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 14,263		₩ 13,837
Proportion of ownership interest in associate		37.04%		37.04%
Interests in the net assets (A*B)		₩ 5,283		₩ 5,125
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		5,283		5,125
Shinhan M&A-ESG Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 38,799		₩ 27,660
Proportion of ownership interest in associate		23.33%		23.33%
Interests in the net assets (A*B)		₩ 9,053		₩ 6,454
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		9,053		6,454
KDBC meta-enter New Technology investment fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 24,373
Proportion of ownership interest in associate				27.89%
Interests in the net assets (A*B)				₩ 6,797
Intra-group transactions				0
Others reconciliations				0
Investments in associates				6,797
Shinhan Time Secondary Blind New Technology Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 23,448		₩ 9,762
Proportion of ownership interest in associate		47.50%		47.50%
Interests in the net assets (A*B)		₩ 11,138		₩ 4,637
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		11,138		4,637
Shinhan DS Secondary Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 62,568		₩ 4,895
Proportion of ownership interest in associate		49.83%		49.83%
Interests in the net assets (A*B)		₩ 31,178		₩ 2,439
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		31,178		2,439
Shinhan-openwater pre-IPO Investment Trust 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 13,132		₩ 11,332
Proportion of ownership interest in associate		50.00%		50.00%
Interests in the net assets (A*B)		₩ 6,566		₩ 5,666
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		6,566		5,666
Shinhan-Eco Venture Fund 2nd
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 8,959		₩ 9,893
Proportion of ownership interest in associate		40.00%		40.00%
Interests in the net assets (A*B)		₩ 3,584		₩ 3,957
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		3,584		3,957
Heungkuk-Shinhan the1st Visionary Technology Investment Trust no. 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 17,637		₩ 16,243
Proportion of ownership interest in associate		40.00%		40.00%
Interests in the net assets (A*B)		₩ 7,055		₩ 6,497
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		7,055		6,497
Hantoo Shinhan Lake K-beauty Technology Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 30,811		₩ 44,701
Proportion of ownership interest in associate		22.96%		22.96%
Interests in the net assets (A*B)		₩ 7,074		₩ 10,264
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		7,074		10,264
Shinhan HB Wellness 1st Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 11,722		₩ 10,971
Proportion of ownership interest in associate		48.54%		48.54%
Interests in the net assets (A*B)		₩ 5,690		₩ 5,326
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		5,690		5,326
Korea real Asset Fund No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 65,384		₩ 57,933
Proportion of ownership interest in associate		28.57%		28.57%
Interests in the net assets (A*B)		₩ 18,680		₩ 16,552
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		18,680		16,552
IGIS Yongsan Office General Private Real Estate Investment Trust 518
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 53,419		₩ 65,387
Proportion of ownership interest in associate		26.22%		26.22%
Interests in the net assets (A*B)		₩ 14,006		₩ 17,144
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		14,006		17,144
Samsung-dunamu Innovative IT Technology Investment Trust No. 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 17,420		₩ 16,313
Proportion of ownership interest in associate		22.99%		22.99%
Interests in the net assets (A*B)		₩ 4,005		₩ 3,750
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		4,005		3,750
Time Robotics New Technology Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 12,158		₩ 12,651
Proportion of ownership interest in associate		29.86%		29.86%
Interests in the net assets (A*B)		₩ 3,630		₩ 3,778
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		3,630		3,778
Ascent-welcome Technology Investment Trust No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 25,688		₩ 30,597
Proportion of ownership interest in associate		27.65%		27.65%
Interests in the net assets (A*B)		₩ 7,103		₩ 8,460
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		7,103		8,460
Igis General PE Real Estate Investment Trust 517-1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 57,298		₩ 56,728
Proportion of ownership interest in associate		96.71%		96.78%
Interests in the net assets (A*B)		₩ 55,414		₩ 54,902
Intra-group transactions		(439)		0
Others reconciliations		0		0
Investments in associates		54,975		54,902
Consus Osansegyo No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 16,018		₩ 16,018
Proportion of ownership interest in associate		50.00%		50.00%
Interests in the net assets (A*B)		₩ 8,009		₩ 8,009
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		8,009		8,009
Shinhan AIM Private Fund of Fund 9-B
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 174,384		₩ 146,963
Proportion of ownership interest in associate		25.00%		25.00%
Interests in the net assets (A*B)		₩ 43,596		₩ 36,741
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		43,596		36,741
Shinhan General Private Real Estate Investment Trust No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 141,600		₩ 128,674
Proportion of ownership interest in associate		20.75%		20.75%
Interests in the net assets (A*B)		₩ 29,389		₩ 26,706
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		29,389		26,706
Paros Kosdaq Venture General Private Investment Trust No. 5
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 12,352		₩ 23,074
Proportion of ownership interest in associate		29.45%		28.56%
Interests in the net assets (A*B)		₩ 3,638		₩ 6,590
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		3,638		6,590
Happy Pet Life Care New Technology Investment Association No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 9,997
Proportion of ownership interest in associate				30.00%
Interests in the net assets (A*B)				₩ 2,999
Intra-group transactions				0
Others reconciliations				0
Investments in associates				2,999
Aurum Goldrush ESG Private Fund No. 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 9,070		₩ 10,613
Proportion of ownership interest in associate		28.33%		28.33%
Interests in the net assets (A*B)		₩ 2,569		₩ 3,007
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		2,569		3,007
Shinhan-CJ TechInnovation Fund 1st
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 11,053		₩ 11,488
Proportion of ownership interest in associate		40.00%		40.00%
Interests in the net assets (A*B)		₩ 4,421		₩ 4,595
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		4,421		4,595
PineStreet Global Corporate FoF XIII-2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 8,142		₩ 3,743
Proportion of ownership interest in associate		100.00%		100.00%
Interests in the net assets (A*B)		₩ 8,142		₩ 3,743
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		8,142		3,743
Newmain I funds
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 25,754
Proportion of ownership interest in associate				36.36%
Interests in the net assets (A*B)				₩ 9,364
Intra-group transactions				0
Others reconciliations				0
Investments in associates				9,364
SH Ulmus M.P.E. Innovative Venture Fund 7
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 10,268		₩ 10,612
Proportion of ownership interest in associate		28.57%		28.57%
Interests in the net assets (A*B)		₩ 2,933		₩ 3,032
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		2,933		3,032
TECHFIN RATINGS Co., Ltd.
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	[6]	₩ 22,511		₩ 28,223
Proportion of ownership interest in associate	[6]	45.00%		45.00%
Interests in the net assets (A*B)	[6]	₩ 10,130		₩ 12,700
Intra-group transactions	[6]	0		0
Others reconciliations	[6]	12,910		12,910
Investments in associates	[6]	23,040		25,610
Songpa biz cluster PFV Co., Ltd.
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 47,180		₩ 48,775
Proportion of ownership interest in associate		27.40%		27.40%
Interests in the net assets (A*B)		₩ 12,927		₩ 13,364
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		12,927		13,364
Planeta PTE LTD
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 36,720		₩ 34,027
Proportion of ownership interest in associate		33.33%		33.33%
Interests in the net assets (A*B)		₩ 12,239		₩ 11,341
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		12,239		11,341
The E&Shinhan New Growth Up Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 14,992		₩ 7,035
Proportion of ownership interest in associate		50.00%		50.00%
Interests in the net assets (A*B)		₩ 7,496		₩ 3,518
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		7,496		3,518
Shinhan-GB FutureFlow Fund L.P.
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 16,165		₩ 8,852
Proportion of ownership interest in associate		50.00%		58.18%
Interests in the net assets (A*B)		₩ 8,082		₩ 5,150
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		8,082		5,150
Credila Financial Services
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	[6]	₩ 1,472,923		₩ 1,235,349
Proportion of ownership interest in associate	[6]	10.06%		10.93%
Interests in the net assets (A*B)	[6]	₩ 148,176		₩ 135,024
Intra-group transactions	[6]	0		0
Others reconciliations	[6]	117,638		128,092
Investments in associates	[6]	265,814		263,116
Shinhan Market-Frontier Fund III
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 51,059		₩ 29,058
Proportion of ownership interest in associate		44.02%		44.02%
Interests in the net assets (A*B)		₩ 22,476		₩ 12,791
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		22,476		12,791
Exponential SQUARE Private Investment Trust No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 10,215
Proportion of ownership interest in associate				50.99%
Interests in the net assets (A*B)				₩ 5,208
Intra-group transactions				0
Others reconciliations				0
Investments in associates				5,208
DB IPO HighYield Fund 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 14,974
Proportion of ownership interest in associate				28.57%
Interests in the net assets (A*B)				₩ 4,278
Intra-group transactions				0
Others reconciliations				0
Investments in associates				4,278
Fine North America Credit Private Mixed Asset Investment Trust 22
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 10,000		₩ 7,841
Proportion of ownership interest in associate		58.82%		58.82%
Interests in the net assets (A*B)		₩ 5,883		₩ 4,613
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		5,883		4,613
IGIS Private Real Estate Investment No.454
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 13,989		₩ 14,010
Proportion of ownership interest in associate		24.04%		24.04%
Interests in the net assets (A*B)		₩ 3,362		₩ 3,368
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		3,362		3,368
IGIS Private Real Estate Investment No.462
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 6,325		₩ 6,406
Proportion of ownership interest in associate		69.20%		69.20%
Interests in the net assets (A*B)		₩ 4,377		₩ 4,433
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		4,377		4,433
BNW Recharge Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 21,213		₩ 33,785
Proportion of ownership interest in associate		21.13%		21.13%
Interests in the net assets (A*B)		₩ 4,482		₩ 7,138
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		4,482		7,138
United Partners Realasset Fund No.14
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 30,207		₩ 29,994
Proportion of ownership interest in associate		33.33%		33.33%
Interests in the net assets (A*B)		₩ 10,068		₩ 9,998
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		10,068		9,998
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.12
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 359,413
Proportion of ownership interest in associate				5.00%
Interests in the net assets (A*B)				₩ 17,977
Intra-group transactions				0
Others reconciliations				0
Investments in associates				17,977
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.13
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 240,733
Proportion of ownership interest in associate				5.00%
Interests in the net assets (A*B)				₩ 12,035
Intra-group transactions				0
Others reconciliations				0
Investments in associates				12,035
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.14
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 213,826		₩ 274,394
Proportion of ownership interest in associate		7.67%		5.00%
Interests in the net assets (A*B)		₩ 16,396		₩ 13,711
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		16,396		13,711
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.15
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 203,527		₩ 274,919
Proportion of ownership interest in associate		7.79%		5.00%
Interests in the net assets (A*B)		₩ 15,854		₩ 13,738
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		15,854		13,738
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.16
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 208,225		₩ 265,962
Proportion of ownership interest in associate		7.67%		5.00%
Interests in the net assets (A*B)		₩ 15,977		₩ 13,290
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		15,977		13,290
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.17
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 97,622		₩ 107,536
Proportion of ownership interest in associate		7.40%		5.00%
Interests in the net assets (A*B)		₩ 7,225		₩ 5,378
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		7,225		5,378
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.18
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 232,851		₩ 218,525
Proportion of ownership interest in associate		6.39%		5.00%
Interests in the net assets (A*B)		₩ 14,873		₩ 10,925
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		14,873		10,925
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.19
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 115,578		₩ 101,018
Proportion of ownership interest in associate		6.55%		5.00%
Interests in the net assets (A*B)		₩ 7,567		₩ 5,052
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		7,567		5,052
SH US Buyback&High Dividend Security Feeder Investment Trust(H)[Equity]
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 22,041		₩ 18,761
Proportion of ownership interest in associate		19.91%		22.37%
Interests in the net assets (A*B)		₩ 4,388		₩ 4,197
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		4,388		4,197
Reverent Frontier Private Equity Fund IV Specializing in Start-up Venture Business
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 8,683
Proportion of ownership interest in associate				23.89%
Interests in the net assets (A*B)				₩ 2,074
Intra-group transactions				0
Others reconciliations				0
Investments in associates				2,074
Shinhan-Timefolio Bio Accelerator Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 35,362		₩ 24,195
Proportion of ownership interest in associate		48.39%		48.39%
Interests in the net assets (A*B)		₩ 17,112		₩ 11,707
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		17,112		11,707
Shinhan Mid and Small-Sized Office Value-Added MO REIT Co., Ltd.
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 68,748		₩ 66,130
Proportion of ownership interest in associate		28.43%		28.43%
Interests in the net assets (A*B)		₩ 19,548		₩ 18,804
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		19,548		18,804
Shinhan-soo secondary Fund [Member]
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 22,475		₩ 21,567
Proportion of ownership interest in associate		77.61%		77.61%
Interests in the net assets (A*B)		₩ 17,442		₩ 16,737
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		17,442		₩ 16,737
NomuraRifa Private Real Estate Investment Trust 19 [Member]
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	[1]	₩ (11,282)
Proportion of ownership interest in associate	[1]	31.20%
Interests in the net assets (A*B)	[1]	₩ (3,520)
Intra-group transactions	[1]	0
Others reconciliations	[1]	3,520
Investments in associates	[1]	0
KAIThe Square Fund 1 [Member]
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 23
Proportion of ownership interest in associate		47.96%
Interests in the net assets (A*B)		₩ 11
Intra-group transactions		0
Others reconciliations		0
Investments in associates		11
Nextrade Co., Ltd. [Member]
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 121,250
Proportion of ownership interest in associate		8.00%
Interests in the net assets (A*B)		₩ 9,700
Intra-group transactions		0
Others reconciliations		0
Investments in associates		9,700
Timefolio Tech Fund I
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 14,348
Proportion of ownership interest in associate		21.18%
Interests in the net assets (A*B)		₩ 3,039
Intra-group transactions		0
Others reconciliations		0
Investments in associates		3,039
SH K-REITs Infra Real Estate Investment Trust (FoFs)
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 13,655
Proportion of ownership interest in associate		23.30%
Interests in the net assets (A*B)		₩ 3,182
Intra-group transactions		0
Others reconciliations		0
Investments in associates		3,182
HHR Special Situation Real Estate Private Investment Trust No. 13
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 16,081
Proportion of ownership interest in associate		20.00%
Interests in the net assets (A*B)		₩ 3,216
Intra-group transactions		0
Others reconciliations		0
Investments in associates		3,216
Shinhan-DS Mezzanine Fund 1 [Member]
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 24,137
Proportion of ownership interest in associate		15.09%
Interests in the net assets (A*B)		₩ 3,643
Intra-group transactions		0
Others reconciliations		0
Investments in associates		3,643
Shinhan Time BM sobujang Fund [Member]
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 11,462
Proportion of ownership interest in associate		29.41%
Interests in the net assets (A*B)		₩ 3,371
Intra-group transactions		0
Others reconciliations		0
Investments in associates		3,371
Tigris Fund No. 58
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 18,286
Proportion of ownership interest in associate		20.83%
Interests in the net assets (A*B)		₩ 3,809
Intra-group transactions		0
Others reconciliations		0
Investments in associates		3,809
SH Prestige High Dividend Security Feeder No.1[Equity] [Member]
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 28,304
Proportion of ownership interest in associate		23.92%
Interests in the net assets (A*B)		₩ 6,770
Intra-group transactions		0
Others reconciliations		0
Investments in associates		6,770
IGIS Real Estate General Private Feeder Investment Company No.562
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	[2]	₩ 24,256
Proportion of ownership interest in associate	[2]	88.46%
Interests in the net assets (A*B)	[2]	₩ 21,457
Intra-group transactions	[2]	(264)
Others reconciliations	[2]	25
Investments in associates	[2]	21,218
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.21
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 295,465
Proportion of ownership interest in associate		4.97%
Interests in the net assets (A*B)		₩ 14,689
Intra-group transactions		0
Others reconciliations		0
Investments in associates		14,689
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.22
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 310,556
Proportion of ownership interest in associate		4.97%
Interests in the net assets (A*B)		₩ 15,439
Intra-group transactions		0
Others reconciliations		0
Investments in associates		15,439
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.23
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 292,745
Proportion of ownership interest in associate		4.97%
Interests in the net assets (A*B)		₩ 14,554
Intra-group transactions		0
Others reconciliations		0
Investments in associates		14,554
Finflow [Member]
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	[5]	₩ 43,416
Proportion of ownership interest in associate	[5]	15.00%
Interests in the net assets (A*B)	[5]	₩ 6,512
Intra-group transactions	[5]	0
Others reconciliations	[5]	526
Investments in associates	[5]	7,038
Fireant Media and Digital Service Joint Stock Company [Member]
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 26,730
Proportion of ownership interest in associate		17.66%
Interests in the net assets (A*B)		₩ 4,721
Intra-group transactions		0
Others reconciliations		0
Investments in associates		4,721
ST EIP Holdings Inc. [Member]
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 108,445
Proportion of ownership interest in associate		49.00%
Interests in the net assets (A*B)		₩ 53,138
Intra-group transactions		0
Others reconciliations		0
Investments in associates		53,138
AMP Capital Global Infrastructure Fund II B L
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 1,538,156
Proportion of ownership interest in associate		1.50%
Interests in the net assets (A*B)		₩ 23,072
Intra-group transactions		0
Others reconciliations		0
Investments in associates		23,072
Post CR REITS No.1 [Member]
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 5,000
Proportion of ownership interest in associate		70.00%
Interests in the net assets (A*B)		₩ 3,500
Intra-group transactions		0
Others reconciliations		0
Investments in associates		3,500
SH US Long Term Treasury Plus Security Feeder Investment Trust(H)[Bond-FoFs]
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 20,313
Proportion of ownership interest in associate		23.30%
Interests in the net assets (A*B)		₩ 4,733
Intra-group transactions		0
Others reconciliations		0
Investments in associates		₩ 4,733

[1]	Others represent cumulative unrecognized losses arising from the suspension of equity method accounting after the carrying amount of the investment account was reduced to zero due to accumulated deficits.
[2]	Others represent changes between the financial statements used for the external fair value valuation and those as of the end of the reporting period.
[3]	Others represent fair value adjustment amounts recognized at the time of acquisition and cumulative losses that were not recognized due to the suspension of equity method accounting after the carrying amount of the investment account was reduced to zero as a result of accumulated deficits.
[4]	Others represent adjustments resulting from the equity method not being applied to non-voting preferred shares issued by the investee.
[5]	Others represent the adjustments of fair value when acquired.
[6]	Others represent goodwill recognized at the time of acquisition.